Discontinued Operations Reconciliation of Major Classes of Assets and Liabilities of Discontinued Operations (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Disposal Group, Including Discontinued Operation, Assets, Current [Abstract]
Cash and cash equivalents	$ 45	$ 52	$ 86
Total current assets of discontinued operations classified as held for sale	384	371
Disposal Group, Including Discontinued Operation, Assets, Noncurrent [Abstract]
Total long-term assets of discontinued operations classified as held for sale	511	495
Disposal Group, Including Discontinued Operation, Liabilities, Current [Abstract]
Total current liabilities of discontinued operations classified as held for sale	356	329
Disposal Group, Including Discontinued Operation, Liabilities, Noncurrent [Abstract]
Total long-term liabilities of discontinued operations classified as held for sale	35	40
Thermal Systems
Disposal Group, Including Discontinued Operation, Assets [Abstract]
Total assets of discontinued operations classified as held for sale	895	866
Disposal Group, Including Discontinued Operation, Assets, Current [Abstract]
Cash and cash equivalents	45	52
Accounts receivable, net	228	208
Inventories, net	91	79
Other current assets	20	32
Total current assets of discontinued operations classified as held for sale	384	371
Disposal Group, Including Discontinued Operation, Assets, Noncurrent [Abstract]
Property, net	322	286
Investment in affiliates	130	147
Intangible assets, net	18	25
Other long-term assets	41	37
Total long-term assets of discontinued operations classified as held for sale	511	495
Disposal Group, Including Discontinued Operation, Liabilities [Abstract]
Total liabilities of discontinued operations classified as held for sale	391	369
Disposal Group, Including Discontinued Operation, Liabilities, Current [Abstract]
Accounts payable	303	279
Accrued liabilities	53	50
Total current liabilities of discontinued operations classified as held for sale	356	329
Disposal Group, Including Discontinued Operation, Liabilities, Noncurrent [Abstract]
Other liabilities	35	40
Total long-term liabilities of discontinued operations classified as held for sale	35	40
SDAAC | Thermal Systems
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Noncontrolling interest attributable to discontinued operations	$ 118	$ 116